RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
14. RELATED PARTY TRANSACTIONS

The Company contracted with Norco Professional Services, LLC. (“Norco”) to provide consulting services. The Company spent $72,500 for the year ended December 31, 2020 and $90,000 for the year ended December 31, 2019. Norco is owned by Andrew J. Norstrud, who joined the Company in January of 2019, as the Company’s Chief Financial Officer. The Company continues to contract Andrew Norstrud’s services through Norco.

The Company obtained $200,000 in debt and granted a warrant to a related party, see note 10 and 12 for additional related party transaction details.

The above related party transactions are not necessarily indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent parties.